Invesco ETFs
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

March 25, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

CIK: 0001209466

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated August 28, 2018, as supplemented March 12, 2019, and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolios of the Trust: Invesco Russell Top 200 Equal Weight ETF, Invesco Russell Midcap Equal Weight ETF, Invesco Russell Top 200 Pure Growth ETF, Invesco Russell Midcap Pure Growth ETF, Invesco Russell 2000 Pure Growth ETF, Invesco Russell Top 200 Pure Value ETF, Invesco Russell Midcap Pure Value ETF and Invesco Russell 2000 Pure Value ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903    invesco.com/ETFs    @Invesco